Securities at fair value through other comprehensive income and securities at amortized cost - Income or loss on equity securities at fair value through other comprehensive income (Details) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income or loss on equity securities at fair value through other comprehensive income [Abstract]
Fair value at the date of disposal	₩ 84,624	₩ 69,969
Cumulative net profit at the time of disposal	₩ (42,058)	₩ (38,380)